LEASES - Unsecured residual value (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
LEASES
Unsecured residual value	$ 77,592	$ 86,802
Technological equipment
LEASES
Unsecured residual value	49,990	47,922
Vehicles
LEASES
Unsecured residual value	14,243	24,187
Machinery and equipment
LEASES
Unsecured residual value	11,930	13,124
Furniture and fixtures
LEASES
Unsecured residual value	12	28
Other assets
LEASES
Unsecured residual value	$ 1,417	$ 1,541